Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended				6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 2007 Long Term Incentive Plan	Dec. 31, 2012 2007 Long Term Incentive Plan	Dec. 31, 2008 2007 Long Term Incentive Plan	Dec. 31, 2007 2007 Long Term Incentive Plan
Stockholders Equity [Line Items]
Common stock reserved												4,600,000	3,500,000
Number of shares sold	1,857,143	4,945,000	2,785,714	1,666,668
Common stock, price per share	$ 3.50	$ 3.50	$ 1.40	$ 1.50
Options award term, maximum										10 years		10 years
Unrecognized share-based compensation expense related to unvested awards					$ 1,800,000		$ 2,300,000				$ 2,200,000
Weighted average period over which unrecognized compensation is to be recognized					2 years 1 month 17 days		2 years 4 months 10 days				2 years 4 months 13 days
Shares approved for issuance										9,300,000	8,200,000
Shares available to be issued										2,500,000	1,300,000
Number of Common Shares Underlying Warrants	371,423		1,323,214	500,000	5,620,128	5,620,128	5,620,128	5,573,544	5,202,121
Warrant exercise price	3.50		1.63	1.89
Gross proceeds generated from public offering	6,500,000	17,300,000	3,900,000	2,500,000
Proceeds from issuance of common stock, net of issuance costs	5,100,000				3,810,403	38,983
Proceeds from derivative instruments	700,000
Placement fees in connection to common stock transaction		1,000,000	260,000	175,000
Issuance of common stock, issuance costs		400,000	145,000	140,000
Exercisable Date			Jan. 23, 2011	Oct. 13, 2010
Weighted average fair value of stock options granted							$ 0.86	$ 1.17	$ 1.88
Aggregate intrinsic value of options exercised							9,067	34,935	29,319
Fair value of options vested							$ 2,071,649	$ 2,259,625	$ 2,300,053